Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss for the year	$ (12,931,794)	$ (15,299,251)	$ (23,625,542)
Items not affecting cash:
Amortization and depreciation	1,754,957	1,142,165	1,008,321
Bad debt expense	47,526	86,103	930,971
(Gain) loss on valuation of inventory	(161,450)	813,205	3,087,999
Loss (income) due to water damage	(454,636)	544,967
Impairment of intangibles			4,739,286
Impairment of goodwill			852,037
Fair value changes on derivatives	1,517,389	(3,450,952)	(95,831)
Interest expense, net of repayments	16,637	35,678	1,168,628
Foreign exchange	(46,309)	22,872
Transaction costs	99,529	1,398,598
Share based payments	930,504	2,888,704	1,338,931
Change in non-cash working capital (Note 24)	884,767	(2,035,069)	(1,973,433)
Net cash used in operating activities	(8,342,760)	(13,852,980)	(12,568,633)
Investing activities
Repayment of long-term receivable		17,982
Intangible asset additions	(2,271,060)	(3,405,862)	(2,769,679)
Equipment additions	(3,737)	(14,220)	(224,513)
Acquisition of ClearRF		(159,905)	(122,015)
Net cash used in investing activities	(2,274,797)	(3,562,005)	(3,116,207)
Financing activities
Lease payments	(326,041)	(278,381)	(182,682)
Bank loan	89,298	(27,159)	(410,689)
Sale of future receipts	1,467,899
Repayment of long-term debt			(110,312)
Convertible debt issued, net of repayments		(4,000,000)	(1,308,118)
Proceeds on share issuance	5,780,750	24,067,763
Share issuance costs	(1,017,891)	(2,258,167)
Exercise of warrants	3,608,571	61,950	3,017,743
Net cash from financing activities	9,602,586	17,566,006	1,005,942
Effect of foreign exchange on cash		142,979	(165,626)
Change in cash and restricted cash for the year	(1,014,971)	294,000	(14,844,524)
Cash and restricted cash, beginning of year	1,913,742	1,619,742	16,464,266
Cash and restricted cash, end of year	$ 898,771	$ 1,913,742	$ 1,619,742